Financial Instruments and Risk Management (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments and Risk Management [Line Items]
Cash fee (in Dollars)	$ 216,000
Warrant shares (in Shares)	96,000
One Customer [Member]
Financial Instruments and Risk Management [Line Items]
Percentage of total revenue		11.00%	12.00%